Net Income (Loss) Per Share - Summary of Basic and Diluted Net Loss Per Common Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Numerator:
Net income (loss)	$ 4,947	$ (10,986)	$ (5,523)	$ (13,172)
Less: net loss attributable to non-controlling interests	(4,533)	0	(15,003)	0
Net income (loss) attributable to Class A common shareholders	9,480	$ 0	9,480	$ 0
Dilutive Effect of Warrants on Net Income (Loss) to Class A Common Stockholders	(13,999)		(13,999)
Net income attributable to Class A common stockholders - Diluted	$ (4,519)		$ (4,519)
Dilutive effect of warrants on net income to Class A common stockholders
Weighted average common stock outstanding - basic	167,134,853		166,691,634
Net income per share - basic	$ 0.06		$ 0.06
Dilutive effect of warrants on weighted average common stock outstanding	1,749,462		879,564
Weighted average common stock outstanding - diluted	168,884,315		167,571,198
Net income (loss) per share - diluted	$ (0.03)		$ (0.03)